Employee Benefit Plans (Allocation of Share-based Compensation Costs) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 302,425	$ 245,428
Income tax benefit	120,788	98,024
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	147,905	152,349
Income tax benefit	$ 59,073	$ 60,848